STOCK OPTIONS: Stock option activity (Details) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Feb. 28, 2013	Jan. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Options Outstanding			2,275,000	2,100,000	0
Weighted Average Exercise Price, Options Outstanding			$ 0.16	$ 0.10
Shares, Ending exercisable			1,333,333
Volatility, Options Outstanding			123.68%
Shares, Exercised	100,000	100,000	1,750,000	0
Weighted Average Exercise Price, Granted	$ 0.28	$ 0.28	$ 0.29	$ 0.10
Stock Options 1 [Member]
Options Outstanding			1,650,000
Weighted Average Exercise Price, Options Outstanding			$ 0.10
Weighted Average Grant-Date Stock Price, Options Outstanding			$ 1.00
Stock Options 2 [Member]
Options Outstanding			100,000
Weighted Average Exercise Price, Options Outstanding			$ 0.27
Weighted Average Grant-Date Stock Price, Options Outstanding			$ 0.27
Stock Options 3 [Member]
Options Outstanding			300,000
Weighted Average Exercise Price, Options Outstanding			$ 0.28
Weighted Average Grant-Date Stock Price, Options Outstanding			$ 0.27
Stock Option 4 [Member]
Options Outstanding			125,000
Weighted Average Exercise Price, Options Outstanding			$ 0.42
Weighted Average Grant-Date Stock Price, Options Outstanding			$ 0.42
Stock Option 5 [Member]
Options Outstanding			100,000
Weighted Average Exercise Price, Options Outstanding			$ 0.44
Weighted Average Grant-Date Stock Price, Options Outstanding			$ 0.44
Vested 1 [Member]
Options vested			1,075,000
Weighted Average Exercise Price, Vested			$ 0.10
Weighted Average Grant-Date Stock Price, Vested			$ 1.00
Vested 2 [Member]
Options vested			58,333
Weighted Average Exercise Price, Vested			$ 0.27
Weighted Average Grant-Date Stock Price, Vested			$ 0.27
Vested 3 [Member]
Options vested			200,000
Weighted Average Exercise Price, Vested			$ 0.28
Weighted Average Grant-Date Stock Price, Vested			$ 0.27